LOOMIS SAYLES FUNDS II

February 6, 2017

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Loomis Sayles Funds II
(File Nos.: 33-39133 and 811-06241)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectuses, each dated February 1, 2017, for Loomis Sayles Global Equity and Income Fund, Loomis Sayles Growth Fund, Loomis Sayles High Income Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small/Mid Cap Growth Fund, Loomis Sayles Strategic Income Fund, and Loomis Sayles Value Fund, each a series of Loomis Sayles Funds II, do not differ from that which is contained in Post-Effective Amendment No. 79 that was filed electronically on January 30, 2017.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary